Consolidated Statements of Comprehensive Income ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Net profit (loss) for the year	₪ (1,381)	$ (399)	₪ (1,859)	₪ 741
Items of comprehensive profit (loss), net of tax	(32)	(9)	42	(8)
Total comprehensive profit (loss) for the year	(1,413)	(408)	(1,817)	733
Attributable to:
Shareholders of the Company	(862)	(249)	(1,018)	76
Non-controlling interests	(551)	(159)	(799)	657
Total comprehensive profit (loss) for the year	₪ (1,413)	$ (408)	₪ (1,817)	₪ 733